Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
The following table provides a reconciliation of income tax expense for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate (1)		$1,014	$951	$678
Income tax expense resulting from:
Provincial and foreign income taxes (2)		657	617	414
Income tax adjustments due to rate enactments and tax law changes (3)		—	—	(141)
Non-taxable portion of merger termination fee (4)		—	(116)	—
Other (5)		(26)	(9)	25
Income tax expense (1)		$1,645	$1,443	$976
Net cash payments for income taxes		$1,288	$759	$353
(1)See Note 2 – Change in accounting policy for additional information.
(2)     Includes mainly the impact of Canadian provincial taxes and U.S. federal and state taxes.
(3)    Includes income tax recoveries (current or deferred as appropriate) resulting from the enactment of provincial, U.S. federal, and state corporate income tax laws and/or rates.
(4)    Relates to the permanent difference arising from applying a lower inclusion tax rate on the $886 million of income generated from the merger termination fee received from KCS (see Note 4 – Acquisition).
(5)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits resulting from the settlement of equity settled awards under the Company's stock-based compensation plans, and other items.

Tax information on a domestic and foreign basis
The following table provides tax information on a domestic and foreign basis for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Income before income taxes
Domestic (1)		$4,835	$4,726	$3,614
Foreign		1,928	1,616	907
Total income before income taxes (1)		$6,763	$6,342	$4,521
Current income tax expense (recovery)
Domestic		$956	$763	$616
Foreign		285	167	(121)
Total current income tax expense		$1,241	$930	$495
Deferred income tax expense
Domestic (1)		$298	$360	$383
Foreign		106	153	98
Total deferred income tax expense (1)		$404	$513	$481
(1)    See Note 2 – Change in accounting policy for additional information.

Significant components of deferred income tax assets and liabilities
The following table provides the significant components of deferred income tax assets and liabilities as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
Deferred income tax assets
Lease liabilities		$132	$120
Pension liability		93	117
Personal Injury & legal claims		61	61
Unrealized foreign exchange losses		61	—
Net operating losses and tax credit carryforwards (1)		46	58
Compensation reserves		45	47
Other postretirement benefits liability		38	56
Other		53	68
Total deferred income tax assets		$529	$527
Deferred income tax liabilities
Properties		$9,296	$8,694
Pension asset		794	799
Operating lease right-of-use assets		117	111
Unrealized foreign exchange gains		—	55
Other		118	171
Total deferred income tax liabilities		$10,325	$9,830
Total net deferred income tax liability		$9,796	$9,303
Total net deferred income tax liability
Domestic		$5,614	$5,515
Foreign		4,182	3,788
Total net deferred income tax liability		$9,796	$9,303
(1)    As at December 31, 2022, the Company had net interest expense deduction carryforwards of $130 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $231 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between the years 2024 and 2042.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions	The following table provides a reconciliation of unrecognized tax benefits on the Company's domestic and foreign tax positions for the years ended December 31, 2022, 2021 and 2020:

In millions	Year ended December 31,	2022	2021	2020
Gross unrecognized tax benefits at beginning of year		$64	$92	$62
Increases for:
Tax positions related to the current year		3	4	17
Tax positions related to prior years		—	—	28
Decrease for:
Tax positions related to prior years		(10)	(32)	(15)
Settlements		(5)	—	—
Gross unrecognized tax benefits at end of year		52	64	92
Adjustments to reflect tax treaties and other arrangements		(14)	(17)	(25)
Net unrecognized tax benefits at end of year		$38	$47	$67